Federated Hermes Floating Rate Strategic Income Fund
Portfolio of Investments
December 31, 2024 (unaudited)
Principal Amount or Shares			Value
	[1]	COLLATERALIZED MORTGAGE OBLIGATIONS—12.1%
		Federal Home Loan Mortgage Corporation—5.8%
$ 32,278		FHLMC REMIC, Series 3122, Class FE, 5.012% (30-DAY AVERAGE SOFR +0.414%), 3/15/2036	$ 32,051
204,319		FHLMC REMIC, Series 3241, Class FM, 5.092% (30-DAY AVERAGE SOFR +0.494%), 11/15/2036	201,865
1,662,979		FHLMC REMIC, Series 4281, Class LF, 5.212% (30-DAY AVERAGE SOFR +0.614%), 12/15/2043	1,645,243
657,829		FHLMC REMIC, Series 4313, Class FM, 5.162% (30-DAY AVERAGE SOFR +0.564%), 3/15/2044	647,620
464,380		FHLMC REMIC, Series 4867, Class FA, 5.112% (30-DAY AVERAGE SOFR +0.514%), 3/15/2049	459,217
1,372,720		FHLMC REMIC, Series 4903, Class NF, 5.083% (30-DAY AVERAGE SOFR +0.514%), 8/25/2049	1,352,289
1,895,709		FHLMC REMIC, Series 4911, Class FB, 5.133% (30-DAY AVERAGE SOFR +0.564%), 9/25/2049	1,855,970
4,344,125		FHLMC REMIC, Series 5396, Class DF, 5.818% (30-DAY AVERAGE SOFR +1.250%), 4/25/2054	4,320,821
5,022,125		FHLMC REMIC, Series 5409, Class JF, 6.018% (30-DAY AVERAGE SOFR +1.450%), 5/25/2054	5,008,616
4,887,974		FHLMC REMIC, Series 5476, Class FA, 5.668% (30-DAY AVERAGE SOFR +1.100%), 11/25/2054	4,874,855
2,996,347		FHLMC REMIC, Series 5478, Class FL, 5.468% (30-DAY AVERAGE SOFR +0.900%), 12/25/2054	2,999,715
		TOTAL	23,398,262
		Federal National Mortgage Association—3.3%
232,953		FNMA REMIC, Series 2006-99, Class AF, 5.103% (30-DAY AVERAGE SOFR +0.534%), 10/25/2036	230,718
154,393		FNMA REMIC, Series 2006-111, Class FA, 5.063% (30-DAY AVERAGE SOFR +0.494%), 11/25/2036	152,741
32,813		FNMA REMIC, Series 2010-134, Class BF, 5.113% (30-DAY AVERAGE SOFR +0.544%), 10/25/2040	32,707
74,183		FNMA REMIC, Series 2010-135, Class FP, 5.083% (30-DAY AVERAGE SOFR +0.514%), 12/25/2040	72,957
532,433		FNMA REMIC, Series 2010-141, Class FB, 5.153% (30-DAY AVERAGE SOFR +0.584%), 12/25/2040	525,938
137,280		FNMA REMIC, Series 2012-79, Class F, 5.133% (30-DAY AVERAGE SOFR +0.564%), 7/25/2042	135,426
2,519,994		FNMA REMIC, Series 2016-50, Class FM, 5.083% (30-DAY AVERAGE SOFR +0.514%), 8/25/2046	2,497,279
2,142,507		FNMA REMIC, Series 2018-35, Class FA, 4.983% (30-DAY AVERAGE SOFR +0.414%), 5/25/2048	2,057,740
1,912,968		FNMA REMIC, Series 2019-24, Class BF, 5.083% (30-DAY AVERAGE SOFR +0.514%), 5/25/2049	1,892,430
1,281,879		FNMA REMIC, Series 2019-41, Class F, 5.183% (30-DAY AVERAGE SOFR +0.614%), 8/25/2059	1,262,790
4,229,057		FNMA REMIC, Series 2024-15, Class FA, 6.500% (30-DAY AVERAGE SOFR +0.000%), 4/25/2054	4,234,976
		TOTAL	13,095,702
		Government National Mortgage Association—3.0%
4,656,586		GNMA REMIC, Series 2023-130, Class NF, 6.475% (30-DAY AVERAGE SOFR +1.150%), 9/20/2053	4,708,379
4,221,220		GNMA REMIC, Series 2024-97, Class BF, 5.954% (30-DAY AVERAGE SOFR +1.350%), 6/20/2054	4,218,984
2,976,731		GNMA REMIC, Series 2024-167, Class FE, 5.434% (30-DAY AVERAGE SOFR +0.830%), 10/20/2054	2,980,880
		TOTAL	11,908,243
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $48,570,553)	48,402,207
		ASSET-BACKED SECURITIES—1.3%
		Automotive—0.4%
688,419	[1]	Chesapeake Funding II LLC 2023-1A, Class A2, 5.847% (30-DAY AVERAGE SOFR +1.250%), 5/15/2035	691,856
129,310	[1]	Citizens Auto Receivables Trust 2023-1, Class A2B, 5.547% (30-DAY AVERAGE SOFR +0.950%), 7/15/2026	129,398
201,699		Enterprise Fleet Financing LLC 2022-4, Class A2, 5.760%, 10/22/2029	203,170
262,197		Enterprise Fleet Financing LLC 2023-1, Class A2, 5.510%, 1/22/2029	263,590
133,604		GECU Auto Receivables Trust 2023-1A, Class A2, 5.950%, 3/15/2027	133,985
29,387	[1]	World Omni Auto Receivables Trust 2023-B, Class A2B, 5.307% (30-DAY AVERAGE SOFR +0.710%), 11/16/2026	29,395
1,449	[1]	World Omni Automobile Lease Securitization Trust 2023-A, Class A2B, 5.357% (30-DAY AVERAGE SOFR +0.760%), 11/17/2025	1,449
		TOTAL	1,452,843
		Construction Machinery—0.0%
98,625		CNH Equipment Trust 2023-A, Class A2, 5.340%, 9/15/2026	98,728
19,944		John Deere Owner Trust 2023-A, Class A2, 5.280%, 3/16/2026	19,951

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Construction Machinery—continued
$ 45,157		Kubota Credit Owner Trust 2023-1A, Class A2, 5.400%, 2/17/2026	$ 45,201
		TOTAL	163,880
		Credit Card—0.5%
1,300,000		Evergreen Credit Card Trust Series 2023-CRT3, Class B, 6.580%, 2/15/2027	1,302,880
750,000		Master Credit Card Trust 2023-1A, Class A, 4.700%, 6/21/2027	751,517
		TOTAL	2,054,397
		Equipment Lease—0.2%
141,722		Dell Equipment Finance Trust 2023-2, Class A2, 5.840%, 1/22/2029	141,900
177,306		DLLAD LLC 2023-1A, Class A2, 5.190%, 4/20/2026	177,491
311,695		MMAF Equipment Finance LLC 2023-A, Class A2, 5.790%, 11/13/2026	313,344
		TOTAL	632,735
		Finance Companies—0.2%
900,000	[1]	PFS Financing Corp. 2023-D, Class A, 5.747% (30-DAY AVERAGE SOFR +1.150%), 8/15/2027	905,416
		Financial Institutions—0.0%
161,833		DLLMT LLC 2023-1A, Class A2, 5.780%, 11/20/2025	162,094
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $5,352,168)	5,371,365
		CORPORATE BONDS—0.9%
		Airlines—0.1%
200,000		Mileage Plus Holdings LLC, 144A, 6.500%, 6/20/2027	201,405
		Automotive—0.3%
1,350,000	[1]	Mercedes-Benz Finance NA LLC, Sr. Unsecd. Note, 144A, 5.134% (SOFR +0.570%), 8/1/2025	1,351,803
		Finance Companies—0.4%
1,000,000	[1]	American Express Co., Sr. Unsecd. Note, 5.253% (SOFR +0.760%), 2/13/2026	1,003,501
400,000	[1]	American Express Co., Sr. Unsecd. Note, 5.371% (SOFR +0.930%), 3/4/2025	400,236
		TOTAL	1,403,737
		Financial Institutions—0.1%
500,000		Manufacturers & Traders Trust Co., Sr. Unsecd. Note, 4.650%, 1/27/2026	498,871
		TOTAL CORPORATE BONDS (IDENTIFIED COST $3,448,989)	3,455,816
		U.S. TREASURY—0.6%
		U.S. Treasury Notes—0.6%
2,500,000		United States Treasury Note, 3.875%, 10/15/2027 (IDENTIFIED COST $2,500,547)	2,474,445
	[1]	ADJUSTABLE RATE MORTGAGES—0.0%
		Federal Home Loan Mortgage Corporation ARM—0.0%
32,836		FHLMC ARM, 6.709%, 8/1/2035	33,536
13,578		FHLMC ARM, 7.120%, 5/1/2034	13,737
15,926		FHLMC ARM, 7.151%, 7/1/2034	16,205
23,811		FHLMC ARM, 7.500%, 5/1/2036	24,293
		TOTAL	87,771
		Federal National Mortgage Association ARM—0.0%
43,132		FNMA ARM, 5.960%, 2/1/2036	44,318
10,539		FNMA ARM, 6.858%, 4/1/2034	10,712
9,558		FNMA ARM, 6.924%, 9/1/2035	9,716
		TOTAL	64,746
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $152,724)	152,517
		INVESTMENT COMPANIES—84.9%
33,319,197		Bank Loan Core Fund	289,543,820
5,483,314		Federated Hermes Government Obligations Fund, Premier Shares, 4.40%[2]	5,483,314

Principal Amount or Shares		Value
	INVESTMENT COMPANIES—continued
5,110,038	Project and Trade Finance Core Fund	$ 45,223,841
	TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $368,394,609)	340,250,975
	TOTAL INVESTMENT IN SECURITIES—99.8% (IDENTIFIED COST $428,419,590)	400,107,325
	OTHER ASSETS AND LIABILITIES - NET—0.2%[3]	654,953
	TOTAL NET ASSETS—100%	$400,762,278
Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended December 31, 2024, were as follows:
	Bank Loan Core Fund*	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares	Project and Trade Finance Core Fund	Federated Hermes Government Obligations Fund, Premier Shares	Total of Affiliated Transactions
Value as of 3/31/2024	$358,931,266	$7,222,098	$45,172,741	$—	$411,326,105
Purchases at Cost	$—	$32,075,487	$—	$80,214,952	$112,290,439
Proceeds from Sales	$(66,750,000)	$(39,295,610)	$—	$(74,731,638)	$(180,777,248)
Change in Unrealized Appreciation/Depreciation	$4,654,243	$(468)	$51,100	$—	$4,704,875
Net Realized Gain/(Loss)	$(7,291,689)	$(1,507)	$—	$—	$(7,293,196)
Value as of 12/31/2024	$289,543,820	$—	$45,223,841	$5,483,314	$340,250,975
Shares Held as of 12/31/2024	33,319,197	—	5,110,038	5,483,314	43,912,549
Dividend Income	$20,429,639	$83,769	$2,960,335	$239,629	$23,713,372

*	At December 31, 2024, the Fund owns a majority of the outstanding shares of beneficial interest of Bank Loan Core Fund (BLCORE).

1
Floating/adjustable note with current rate and current maturity or next reset date shown. Adjustable rate mortgage security coupons are based on the weighted average note rates of the underlying mortgages less the guarantee and servicing fees. These securities do not indicate an index and spread in their description above.

2	7-day net yield.
3	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at December 31, 2024.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.

Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of December 31, 2024, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Collateralized Mortgage Obligations	$—	$48,402,207	$—	$48,402,207
Asset-Backed Securities	—	5,371,365	—	5,371,365
Corporate Bonds	—	3,455,816	—	3,455,816
U.S. Treasury	—	2,474,445	—	2,474,445
Adjustable Rate Mortgages	—	152,517	—	152,517
Investment Companies	295,027,134	—	—	295,027,134
Other Investments[1]	—	—	—	45,223,841
TOTAL SECURITIES	$295,027,134	$59,856,350	$—	$400,107,325

1
As permitted by U.S. generally accepted accounting principles (GAAP), an Investment Company valued at $45,223,841 is measured at fair value using the net asset value (NAV) per share practical expedient and has not been categorized in the fair value hierarchy chart above. The price of shares redeemed of Project and
Trade Finance Core Fund (PTCORE), a portfolio of Federated Hermes Core Trust III, may be determined as of the closing NAV of the fund up to twenty-four days after receipt of a shareholder redemption request. The investment objective of PTCORE is to provide total return. Copies of the PTCORE financial statements are available on the EDGAR database on the SEC’s website or upon request from the Fund.

The following acronym(s) are used throughout this portfolio:
ARM	—Adjustable Rate Mortgage
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
GNMA	—Government National Mortgage Association
REMIC	—Real Estate Mortgage Investment Conduit
SOFR	—Secured Overnight Financing Rate